Basis of Presentation - Schedule of major associates (Details)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Truss Limited Partnership ("Truss LP")
Disclosure of associates [line items]
Proportion of ownership interest in associate	42.50%	42.50%
Truss CBD USA LLC ("Truss CBD US")
Disclosure of associates [line items]
Proportion of ownership interest in associate	42.50%